Cost of Sales, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of Sales, Selling Expenses and Administrative Expenses

20.Cost of Sales, Selling Expenses and Administrative Expenses

Cost of sales represents primarily the production cost of programming, acquired programming and transmission rights at the moment of broadcasting or at the time the produced programs are sold and became available for broadcast (see Note 8). Such cost of sales also includes benefits to employees and post-employment benefits, network maintenance and interconnections, satellite links, paper and printing, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangible assets.

Selling expenses and administrative expenses include primarily benefits to employees, sale commissions, postemployment benefits, share-based compensation to employees, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangibles.

The amounts of depreciation, amortization and other amortization included in cost of sales, selling expenses and administrative expenses for the years ended December 31, 2018, 2017 and 2016, were as follows:

	2018		2017		2016

Cost of sales	Ps.	14,147,169	Ps.	13,329,335	Ps.	11,903,806
Selling expenses		1,694,966		1,270,529		1,183,230
Administrative expenses		4,436,746		4,441,084		4,244,038
	Ps.	20,278,881	Ps.	19,040,948	Ps.	17,331,074

Short-term employee benefits, share-based compensation and post-employment benefits incurred by the Group for the years ended December 31, 2018, 2017 and 2016, were as follows:

	2018		2017		2016
Short-term employee benefits	Ps.	16,000,255	Ps.	16,124,608	Ps.	15,438,218
Share-based compensation		1,327,549		1,489,884		1,410,492
Post-employment benefits		171,156		158,905		53,344
	Ps.	17,498,960	Ps.	17,773,397	Ps.	16,902,054